UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

             Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

9/30

Date of reporting period:   12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Empiric Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013
Shares		Value

	COMMON STOCK - 97.6%
	AIRLINES - 3.2%
11,800	Allegiant Travel Co.	$ 1,244,192

	BIOTECHNOLOGY - 9.6%
14,127	Epizyme, Inc. *	293,842
77,100	Myriad Genetics, Inc. *	1,617,558
16,600	United Therapeutics Corp. *	1,877,128
		3,788,528
	BUILDING MATERIALS - 4.2%
18,700	Lennox International, Inc.	1,590,622
2,600	US Concrete, Inc. *	58,838
		1,649,460
	BUSINESS EQUIPMENT - 2.0%
49,500	Steelcase, Inc. *	785,070

	COMMERCIAL SERVICES - 17.1%
31,511	Albany Molecular Research, Inc. *	317,631
5,000	Consolidated Graphics, Inc. *	337,200
30,164	Convergys Corp.	634,952
9,600	Corvel Corp. *	448,320
35,300	Euronet Worldwide, Inc. *	1,689,105
29,700	Heartland Payment Systems, Inc.	1,480,248
13,800	Kforce, Inc.	282,348
26,677	VistaPrint NV *	1,516,587
		6,706,391
	ELECTRIC - 0.3%
10,900	Pike Corp. *	115,213

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
8,000	SunPower Corp. - Cl. A *	238,480

	ENTERTAINMENT - 3.9%
78,800	Regal Entertainment Group - Cl. A	1,532,660

	FOOD - 8.0%
97,100	Pilgrim's Pride Corp. *	1,577,875
21,603	Sanderson Farms, Inc.	1,562,545
		3,140,420
	HEALTHCARE-PRODUCTS - 3.3%
151,300	Affymetrics, Inc. *	1,296,641

	HEALTHCARE-SERVICES - 3.6%
42,400	HealthSouth Corp.	1,412,768

	INSURANCE - 0.8%
1,210	Amtrust Financial Services, Inc.	39,555
19,500	Universal Insurance Holdings, Inc.	282,360
		321,915
	INTERNET - 3.8%
21,900	IAC/InterActiveCorp	1,504,311

	MISCELLANEOUS MANUFACTURING - 1.5%
13,300	American Railcar Industries, Inc.	608,475

	PACKAGING & CONTAINERS - 3.9%
24,300	Packaging Corp. of America	1,537,704

	PHARMACEUTICALS - 8.5%
51,000	Lannett Co., Inc. *	1,688,100
27,100	Omnicare, Inc.	1,635,756
		3,323,856
	RETAIL - 8.1%
21,900	Domino's Pizza, Inc.	1,525,335
33,700	GameStop Corp. - Cl. A	1,660,062
		3,185,397
	SEMICONDUCTORS - 8.0%
76,900	Cirrus Logic Inc. *	1,571,067
91,800	OmniVision Technologies, Inc. *	1,578,960
		3,150,027
	SOFTWARE - 3.2%
74,100	AVG Technologies NV *	1,275,261

	TELECOMMUNICATIONS - 4.0%
301,900	RF Micro Devices, Inc. *	1,557,804

	TOTAL COMMON STOCK (Cost $36,341,190)	38,374,573

	REAL ESTATE INVESTMENT TRUST - 2.0%
18,900	Potlach Corp. (Cost $791,254)	788,886

	SHORT-TERM INVESTMENT - 0.9%
360,448	Fidelity Institutional Money Market Fund - Institutional Class 0.08% (a) (Cost $360,448)	360,448

	TOTAL INVESTMENTS - 100.5% (Cost $37,492,892)(b)	$ 39,523,907
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %	(218,084)
	TOTAL NET ASSETS - 100.0%	$ 39,305,823

* Non-Income producing security.
(a) Money market fund; interest rate reflects the seven-day effective yield on December 31, 2013.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $37,861,357 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,884,879
	Unrealized depreciation:	(485,399)
	Net unrealized appreciation:	$ 2,399,480

Empiric Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 38,374,573	$ -	$ -	$ 38,374,573
Real Estate Investment Trust	788,886	-	-	788,886
Short-Term Investment	360,448	-	-	360,448
Total	$ 38,374,573	$ -	$ -	$ 39,523,907

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

2/21/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

2/21/2014

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

2/21/2014